INCOME TAXES - Components of (Recovery of) Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of loss before recovery of income taxes
Domestic	$ (2,032)	$ (1,804)	$ (1,516)
Foreign	291	(631)	1,361
Loss before (benefit from) provision for income taxes	(1,741)	(2,435)	(155)
Current:
Domestic	20	0	0
Foreign	146	241	77
Total	166	241	77
Deferred:
Domestic	2	0	(3)
Foreign	(4,313)	(268)	59
Total	(4,311)	(268)	56
Provision for (recovery of) income taxes	$ (4,145)	$ (27)	$ 133